                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMGI, Inc.
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  028-05757


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

George A. McMillan
Chief Financial Officer and Treasurer
(978) 684-3600


Signature, Place and Date of Signing:


/s/ George A. McMillan
----------------------
Andover, Massachusetts
November 7, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)



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                              Form 13F SUMMARY PAGE

                          REPORTING MANAGER: CMGI, Inc.


Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 20
                                       ----

Form 13F Information Table Value Total: $ 122,182 (thousands)
                                        ---------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.       CMG@Ventures, Inc.                 File No. 028-05751

2.       CMG@Ventures Capital Corp.         File No. 028-05755

3.       CMG@Ventures Securities Corp.      File No. 028-05763


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                           FORM 13F INFORMATION TABLE
                          REPORTING MANAGER: CMGI, Inc.



                                                     ITEM 4:     ITEM 5:
                                                      FAIR       SHARES                                      ITEM 8:
                          ITEM 2:       ITEM 3:      MARKET        OR               ITEM 6:                VOTING AUTHORITY
         ITEM 1:         TITLE OF       CUSIP         VALUE     PRINCIPAL    SH/  INVESTMENT   ITEM 7:  (A)     (B)      (C)
      NAME OF ISSUER      CLASS         NUMBER       (000)       AMOUNT      PRN  DISCRETION  MANAGERS  SOLE   SHARED    NONE


CMGI, Inc.                  COM        125750109       262        261,642     SH     DEFINED             261,642
divine, inc.                COM        255404105      2,945      4,749,287    SH       SOLE             4,749,287
Engage, Inc.                COM        292827102     36,040     150,165,099   SH       SOLE            150,165,099
GLOBALMEDIA.COM             COM        37935A109       13        1,822,127    SH       SOLE             1,822,127
MarchFIRST, Inc.            COM        966834103        0          3,045      SH     DEFINED     1        3,045
Marketing Services          COM        570907105       748       2,136,061    SH       SOLE             2,136,061
  Group, Inc.
MotherNature.com, Inc.      COM        61978K105        1         12,367      SH     DEFINED     1       12,367
MotherNature.com, Inc.      COM        61978K105       110       1,224,307    SH     DEFINED     2      1,224,307
NaviSite, Inc.              COM        63935M109      8,152     42,905,685    SH       SOLE            42,905,685
PRIMEDIA Inc.               COM        74157K101     14,371      6,115,200    SH       SOLE             6,115,200
PTEK Holdings, Inc.         COM       69366M104        129        49,955      SH     DEFINED     1       49,955
Techlabs, Inc. (1)          COM        87833L103       192        960,307     SH     DEFINED             960,307
Terra Networks, S.A.        COM                      15,880      3,119,767    SH     DEFINED     1      3,119,767
Ventro Corporation          COM        163595101        6         21,814      SH     DEFINED     1       21,814
Ventro Corporation          COM        163595101       858       3,177,914    SH     DEFINED     2      3,177,914
Vicinity Corporation        COM        925653107       473        303,569     SH     DEFINED     1       303,569
Vicinity Corporation        COM        925653107      7,160      4,590,058    SH     DEFINED     2      4,590,058
Yahoo! Inc.                 COM        984332106      5,381       610,790     SH     DEFINED     1       610,790
Yahoo! Inc.                 COM        984332106       15          1,702      SH     DEFINED     2        1,702
Yahoo! Inc.                 COM        984332106      5,123       581,499     SH     DEFINED     3       581,499



     1. yesmail.com, inc., a wholly owned subsidiary of CMGI, Inc., currently holds 12,500 shares of Techlabs, Inc. Pursuant to the Agreement for the Purchase and Sale of Assets, dated December 7, 1999, an additional 947,807 shares are issuable to yesmail.com, inc., but are not yet issued. The issuance of these shares is currently in dispute.